INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares
Accounts receivable, net of allowances	¥ 5,047	$ 744	¥ 6,495
Short-term loan	5,000	737
Accounts payable	35,445	5,224	39,404
Deferred revenue and customer deposits	181,853	26,802	178,650
Current Operating lease liabilities	3,734	550	3,982
Accrued liabilities and other current liabilities	78,552	11,577	80,939
Non-current operating lease liabilities	9,800	1,444	11,432
Deferred tax liabilities	1,579	233	1,883
Other non-current liabilities	¥ 450	$ 66	¥ 450
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	61,918,246	61,918,246	62,971,166
Common shares, shares outstanding	61,918,246	61,918,246	62,971,166
Treasury stock, common, shares	2,468,342	2,468,342	1,415,422
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Short-term loan	¥ 5,000	$ 737	¥ 0
Accounts payable	30,182	4,448	32,191
Deferred revenue and customer deposits	116,975	17,240	121,627
Current Operating lease liabilities	2,312	341	2,526
Accrued liabilities and other current liabilities	57,916	8,536	66,896
Non-current operating lease liabilities	5,243	773	6,117
Deferred tax liabilities | ¥	0		1,883
Other non-current liabilities	¥ 450	$ 66	¥ 450